Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
Assets held for sale and liabilities associated with assets held for sale as presented on the company's consolidated balance sheet at December 31, 2019 were comprised of the assets and liabilities of European Run-off as follows:

	European Run-off	Intercompany reinsurance(1)	Consolidation adjustments(1)	As presented on the consolidated balance sheet
Assets held for sale:
Insurance contract receivables	53.1	8.2	—	61.3
Portfolio investments(2)	2,688.7	—	(313.4)	2,375.3
Deferred premium acquisition costs	1.9	(0.2)	—	1.7
Recoverable from reinsurers	642.0	(382.0)	—	260.0
Deferred income taxes	2.2	—	—	2.2
Other assets	351.2	—	(266.1)	85.1
	3,739.1	(374.0)	(579.5)	2,785.6
Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	77.6	—	(10.5)	67.1
Short sale and derivative obligations	2.0	—	—	2.0
Insurance contract payables	49.5	(11.7)	—	37.8
Insurance contract liabilities	2,340.7	(503.9)	—	1,836.8
Borrowings - insurance and reinsurance companies	91.4	—	—	91.4
	2,561.2	(515.6)	(10.5)	2,035.1

(1)	Primarily reflects reinsurance with Wentworth and investments in Fairfax subsidiaries.

(2)	Includes cash and cash equivalents of $283.7. See note 27.

Disclosure of detailed information about business combinations

	Toys "R" Us Canada		Other(1)
Acquisition date	May 31, 2018		Throughout 2018
Percentage of common shares acquired	100.0%
Assets:
Insurance contract receivables	—		4.1
Portfolio investments	9.1	(2)	30.5
Recoverable from reinsurers	—		10.0
Deferred income taxes	11.3		1.6
Goodwill and intangible assets(3)	16.8		193.7
Other assets	415.8		130.5
	453.0		370.4
Liabilities:
Accounts payable and accrued liabilities	166.4		105.0
Deferred income taxes	12.4		1.8
Insurance contract payables	—		2.6
Insurance contract liabilities	—		13.9
Borrowings - non-insurance companies	195.9		23.3
	374.7		146.6
Non-controlling interests	—		4.0
Purchase consideration	41.1		218.4
Excess of fair value of net assets acquired over purchase consideration	37.2		1.4
	453.0		370.4

(1)	Comprised primarily of the acquisitions of Dexterra and SouthBridge Uruguay, and incremental acquisitions by Boat Rocker, Recipe and Pethealth.

(2)	Comprised of subsidiary cash and cash equivalents.

(3)	Comprised of goodwill of $140.5 and intangible assets of $70.0 (primarily customer relationships of $21.5, brand names of $15.3 and media content and non-compete agreements at Boat Rocker of $12.1).

	AGT		Other(1)
Acquisition date	April 17, 2019		Throughout 2019
Percentage of common shares acquired	69.9%

Assets:
Insurance contract receivables	—		16.9
Portfolio investments	113.0	(2)	220.3	(2)
Recoverable from reinsurers	—		17.6
Deferred income taxes	—		0.8
Goodwill and intangible assets	240.9	(3)	285.4	(4)
Other assets	878.9	(5)	328.4
	1,232.8		869.4
Liabilities:
Accounts payable and accrued liabilities	161.9		282.6
Short sale and derivative obligations	50.3		—
Insurance contract payables	—		8.3
Insurance contract liabilities	—		93.2
Deferred income taxes	42.9		18.1
Borrowings - non-insurance companies	535.9		148.5
	791.0		550.7
Settlement of pre-existing interests	114.3	(6)	—
Non-controlling interests	98.5	(7)	36.7	(7)
Purchase consideration	229.0		281.2
Excess of fair value of net assets acquired over purchase consideration	—		0.8
	1,232.8		869.4

(1)
Comprised primarily of the acquisitions of Universalna and ARX Insurance, the consolidation of CIG by Fairfax Africa, the consolidation of Ambridge Partners by Brit (note 6) and incremental acquisitions by Boat Rocker and Thomas Cook India.

(2)	Includes subsidiary cash and cash equivalents at AGT of $111.5 and at other subsidiaries of $144.5.

(3)	Comprised of goodwill of $175.5 and intangible assets of $65.4 (primarily brand names of $34.7 and customer relationships of $16.9).

(4)	Comprised of goodwill of $146.1 and intangible assets of $139.3 (primarily customer relationships of $42.6 at Brit and $46.0 at Boat Rocker).

(5)	Primarily comprised of premises and equipment of $442.6 (principally vehicles and heavy machinery of $200.4 and buildings of $108.3), accounts receivable of $198.1 and inventory of $148.3.

(6)	Comprised of the company's pre-existing investments in AGT preferred shares of $108.6 and AGT warrants of $5.7 which were considered settled at fair value on the acquisition date.

(7)	Non-controlling interest was measured at fair value at AGT and as the proportionate share of the identifiable net assets acquired at other subsidiaries.